ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 25.0%
	AUSTRALIA — 0.1%
132,009	Goodman Group - REIT	$1,362,099
1,818	Newcrest Mining Ltd.	40,313
		1,402,412
	BELGIUM — 0.3%
24,886	Colruyt S.A.	1,367,721
30,675	Proximus SADP	625,067
11,339	UCB S.A.	1,315,851
		3,308,639
	BERMUDA — 0.5%
34,077	Arch Capital Group Ltd.*	976,306
5,929	Asian Growth Properties Ltd.*	77
6,915	Credicorp Ltd.	924,328
16,000	Dairy Farm International Holdings Ltd.	74,763
2,589	Everest Re Group Ltd.	533,852
28,000	Jardine Matheson Holdings Ltd.	1,170,703
19,000	Jardine Strategic Holdings Ltd.	409,851
38,444	Marvell Technology Group Ltd.	1,347,847
7,321	RenaissanceRe Holdings Ltd.	1,252,111
		6,689,838
	CANADA — 0.4%
4,984	Agnico Eagle Mines Ltd.	319,275
1,330	Bank of Nova Scotia[1]	54,849
35,975	Dollarama, Inc.	1,196,694
21,616	Franco-Nevada Corp.[1]	3,018,458
13,687	Toronto-Dominion Bank[1]	610,577
		5,199,853
	CAYMAN ISLANDS — 0.7%
10,611	Alibaba Group Holding Ltd. - ADR*	2,288,793
129,000	ANTA Sports Products Ltd.	1,147,723
3,246	Baidu, Inc. - ADR*	389,163
13,224	iQIYI, Inc. - ADR*	306,665
19,943	TAL Education Group - ADR*	1,363,702
40,500	Tencent Holdings Ltd.	2,595,155
4,040	Tencent Holdings Ltd. - ADR	258,560
		8,349,761
	CHILE — 0.0%[2]
42,388	Enel Americas S.A. - ADR[1]	318,334
	CHINA — 0.8%
4,454	Bank of China Ltd. - ADR	40,977

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
3,595,000	Bank of China Ltd. - Class H	$1,331,707
41,646	China Construction Bank Corp. - ADR	662,171
3,932,000	China Construction Bank Corp. - Class H	3,198,222
1,788,100	China Telecom Corp. Ltd.	502,272
5,486	China Telecom Corp. Ltd. - ADR	153,992
4,127	Industrial & Commercial Bank of China Ltd. - ADR[1]	49,772
5,634,321	Industrial & Commercial Bank of China Ltd. - Class H	3,406,332
43,200	Legend Holdings Corp. - Class H1 [3]	50,661
		9,396,106
	DENMARK — 0.5%
9,221	Coloplast A/S - Class B	1,437,259
5,130	Demant A/S* [1]	135,950
11,893	DSV PANALPINA A/S	1,460,876
35,408	Novo Nordisk A/S - ADR	2,318,516
7,059	Pandora A/S	385,524
		5,738,125
	FRANCE — 0.5%
18,103	Cie Generale des Etablissements Michelin	1,886,932
29,961	Edenred	1,314,034
542	L'Oreal S.A.	174,929
3,601	LVMH Moet Hennessy Louis Vuitton S.E.	1,589,825
255	Pernod Ricard S.A.	40,154
3,992	Ubisoft Entertainment S.A.	330,579
15,914	Worldline S.A./France[3]	1,387,534
		6,723,987
	GERMANY — 0.2%
756	Knorr-Bremse A.G.	76,723
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,255,104
231,318	Telefonica Deutschland Holding A.G.	682,201
		2,014,028
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.[1]	2,697,045
	HONG KONG — 0.7%
52	AIA Group Ltd.	487
70,800	Bank of East Asia Ltd.	162,294
69,500	BOC Hong Kong Holdings Ltd.	222,532
394	China Mobile Ltd.	2,660
956	China Unicom Hong Kong Ltd.	520
43,000	CLP Holdings Ltd.	422,314

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
688,800	CSPC Pharmaceutical Group Ltd.	$1,304,509
2,177	Hang Lung Properties Ltd. - ADR	25,732
42,910	Hang Seng Bank Ltd.	722,702
230,500	HK Electric Investments and HK Electric Investments Ltd. [4]	239,418
888,000	HKT Trust and HKT Ltd.[4]	1,303,112
35,400	Hong Kong Exchanges & Clearing Ltd.	1,507,747
88,000	Link REIT	722,495
214,558	MTR Corp. Ltd.	1,115,862
25,000	Sun Hung Kai Properties Ltd.	319,381
3,822	Sun Hung Kai Properties Ltd. - ADR	48,616
490	Swire Pacific Ltd. - Class A	2,604
		8,122,985
	INDIA — 0.1%
16,368	Dr Reddy's Laboratories Ltd. - ADR	867,667
87,492	Infosys Ltd. - ADR[1]	845,173
		1,712,840
	IRELAND — 0.3%
10,964	Accenture PLC - Class A	2,354,191
7,277	ICON PLC	1,225,883
		3,580,074
	ISRAEL — 0.2%
2,131	Elbit Systems Ltd.	292,053
0	Isracard Ltd.	1
8,283	Nice Ltd. - ADR*	1,567,475
		1,859,529
	JAPAN — 2.1%
13,200	ABC-Mart, Inc.	774,357
35	Astellas Pharma, Inc.	585
1,400	Bandai Namco Holdings, Inc.	73,693
66,000	Bridgestone Corp.	2,130,180
67	Canon, Inc.	1,337
14,700	Denso Corp.	576,491
3,200	FamilyMart Co., Ltd.	54,937
15,871	FUJIFILM Holdings Corp.	679,306
13,100	Hoya Corp.	1,254,443
10,000	Itochu Corp.	216,378
2,800	Itochu Techno-Solutions Corp.	105,299
91,787	KDDI Corp.	2,738,662
3,500	Keyence Corp.	1,466,715
4,600	Kyocera Corp.	251,089

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,500	Lawson, Inc.	$176,052
5,000	Makita Corp.	181,822
10,200	MEIJI Holdings Co., Ltd.	811,677
536,800	Mizuho Financial Group, Inc.	660,288
138,000	Nippon Steel Corp.	1,304,025
94,152	Nippon Telegraph & Telephone Corp.	2,193,690
66,948	Nippon Telegraph & Telephone Corp. - ADR	1,555,872
5,800	Nissin Foods Holdings Co., Ltd.	513,879
141,296	NTT DOCOMO, Inc.	3,751,129
14,266	Otsuka Holdings Co., Ltd.	621,740
4,569	Secom Co., Ltd.	400,896
40,000	Sekisui House Ltd.	763,687
3,600	Seven & i Holdings Co., Ltd.	117,769
34	Shin-Etsu Chemical Co., Ltd.	3,990
44,000	Shizuoka Bank Ltd.	283,053
2,500	SMC Corp./Japan	1,284,803
14,041	Suntory Beverage & Food Ltd.	547,855
6	Toyota Motor Corp.	377
14,500	Trend Micro, Inc.	810,325
13	Unicharm Corp.	533
586	Yamaguchi Financial Group, Inc.	3,601
		26,310,535
	JERSEY — 0.1%
37,923	Experian PLC	1,331,054
	NETHERLANDS — 0.6%
5,239	ASML Holding N.V.	1,916,495
128,891	Koninklijke Ahold Delhaize N.V.	3,512,804
14,012	Koninklijke Ahold Delhaize N.V. - ADR	380,594
16,325	Wolters Kluwer N.V.	1,275,076
		7,084,969
	NEW ZEALAND — 0.0%[2]
174,948	Spark New Zealand Ltd.	517,613
	NORWAY — 0.0%[2]
3,840	Yara International A.S.A.	133,871
	PHILIPPINES — 0.0%[2]
5,236	PLDT, Inc. - ADR[1]	127,811
	PORTUGAL — 0.1%
47,545	Jeronimo Martins SGPS S.A.*	832,035

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 0.1%
25,000	DBS Group Holdings Ltd.	$376,171
7,499	DBS Group Holdings Ltd. - ADR	451,065
8,000	Keppel Corp. Ltd.	34,455
		861,691
	SOUTH KOREA — 0.1%
16,696	POSCO - ADR	618,420
4,334	Woori Financial Group, Inc. - ADR[1]	96,085
		714,505
	SPAIN — 0.1%
25,554	Cellnex Telecom S.A.[3]	1,560,781
	SWEDEN — 0.0%2
5,731	Industrivarden A.B. - A Shares*	131,073
4,787	L E Lundbergforetagen A.B. - B Shares*	218,209
		349,282
	SWITZERLAND — 1.4%
880	Alcon, Inc.* [1]	50,442
6,065	Garmin Ltd.	591,338
17,952	Nestle S.A.	1,990,349
7,504	Nestle S.A. - ADR	828,742
18,266	Novartis A.G.	1,591,353
4,401	Novartis A.G. - ADR	384,383
1,896	Partners Group Holding A.G.	1,726,674
10,586	Roche Holding A.G.	3,667,515
25,848	Roche Holding A.G. - ADR	1,121,286
884	Schindler Holding A.G.	209,571
6,279	Sonova Holding A.G.	1,256,901
7,186	Swisscom A.G.	3,768,346
227	Zurich Insurance Group A.G.	80,433
2,010	Zurich Insurance Group A.G. - ADR[1]	70,873
		17,338,206
	TAIWAN — 0.9%
97,779	Chunghwa Telecom Co., Ltd. - ADR[1]	3,849,559
116,104	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,591,224
66,650	United Microelectronics Corp. - ADR	175,956
		10,616,739
	UNITED KINGDOM — 0.5%
175,003	3i Group PLC	1,802,005
17,531	AstraZeneca PLC	1,824,528
51,301	Berkeley Group Holdings PLC	2,642,012

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
5,848	Burberry Group PLC	$115,557
5,302	RELX PLC	122,719
		6,506,821
	UNITED STATES — 13.5%
7,682	Activision Blizzard, Inc.	583,064
4,840	Adobe, Inc.*	2,106,900
7,272	Adtalem Global Education, Inc.*	226,523
12,168	Aflac, Inc.	438,413
14,989	Agilent Technologies, Inc.	1,324,578
1,011	Akamai Technologies, Inc.*	108,268
796	Allstate Corp.	77,204
2,438	Alphabet, Inc. - Class A*	3,457,206
2,320	Alphabet, Inc. - Class C*	3,279,575
2,030	Amazon.com, Inc.*	5,600,405
7,842	American Electric Power Co., Inc.	624,537
18,675	American National Insurance Co.	1,345,907
5,614	American Tower Corp. - REIT	1,451,444
13,446	Anthem, Inc.	3,536,029
24,806	Apple, Inc.	9,049,229
30,928	Ares Management Corp. - Class A	1,227,842
45,510	AT&T, Inc.	1,375,767
417	Atmos Energy Corp.	41,525
18,892	Avangrid, Inc.[1]	793,086
22,018	Baxter International, Inc.	1,895,750
711	Becton, Dickinson and Co.	170,121
2,876	Biogen, Inc.*	769,474
1,736	Bio-Rad Laboratories, Inc. - Class A*	783,787
23,674	Blackstone Group, Inc. - Class A	1,341,369
11,347	CDW Corp.	1,318,294
51,584	Cerner Corp.	3,536,083
2,819	Charter Communications, Inc. - Class A*	1,437,803
2,871	Chemed Corp.	1,295,022
5,174	Church & Dwight Co., Inc.	399,950
69,676	Ciena Corp.*	3,773,652
28,313	Cisco Systems, Inc.	1,320,518
2,337	Coca-Cola Co.	104,417
3,107	Consolidated Edison, Inc.	223,487
20,056	Corteva, Inc.	537,300
4,571	Costco Wholesale Corp.	1,385,973
8,596	Danaher Corp.	1,520,031
24,020	Dolby Laboratories, Inc. - Class A	1,582,197

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,153	Dominion Energy, Inc.	$174,781
1,766	DTE Energy Co.	189,845
10,195	Duke Energy Corp.	814,479
17,377	Electronic Arts, Inc.*	2,294,633
19,365	Eli Lilly & Co.	3,179,346
5,080	EQT Corp.	60,452
8,727	Equifax, Inc.	1,499,997
34,795	Equity Commonwealth - REIT	1,120,399
37,931	Evergy, Inc.	2,248,929
9,381	Exelon Corp.	340,436
4,786	Expeditors International of Washington, Inc.	363,927
17,087	Facebook, Inc. - Class A*	3,879,945
12,623	Fidelity National Information Services, Inc.	1,692,618
2,407	First Financial Corp.	88,674
6,043	FleetCor Technologies, Inc.*	1,519,996
17,400	Flowers Foods, Inc.	389,064
12,429	FMC Corp.	1,238,177
17,572	Fortive Corp.	1,188,922
9,235	Global Payments, Inc.	1,566,441
1,395	Hanover Insurance Group, Inc.	141,355
10,434	Home Depot, Inc.	2,613,821
78,142	Hormel Foods Corp.	3,771,914
5,450	Humana, Inc.	2,113,237
78,520	Intel Corp.	4,697,852
4,696	Intuit, Inc.	1,390,908
504	Jack Henry & Associates, Inc.	92,751
21,650	JM Smucker Co.	2,290,786
9,344	Johnson & Johnson	1,314,047
7,537	KLA Corp.	1,465,796
16,873	Kroger Co.	571,151
6,463	Lancaster Colony Corp.	1,001,700
4,027	Lockheed Martin Corp.	1,469,533
20,339	LogMeIn, Inc.	1,724,137
15,340	LPL Financial Holdings, Inc.	1,202,656
6,146	Mastercard, Inc. - Class A	1,817,372
421	McCormick & Co., Inc.	75,532
7,071	McDonald's Corp.	1,304,387
8,947	Merck & Co., Inc.	691,872
31,400	Microsoft Corp.	6,390,214
375	Monster Beverage Corp.*	25,995
2,858	Motorola Solutions, Inc.	400,492

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,128	National HealthCare Corp.	$71,560
3,732	Netflix, Inc.*	1,698,209
20,836	Newmont Corp.	1,286,415
211	NextEra Energy, Inc.	50,676
1,378	NIKE, Inc. - Class B	135,113
4,268	Northrop Grumman Corp.	1,312,154
38	NVR, Inc.*	123,832
318	ONE Gas, Inc.	24,502
10,520	PayPal Holdings, Inc.*	1,832,900
6,841	PepsiCo, Inc.	904,791
65,139	Pfizer, Inc.	2,130,045
14,475	Pinnacle West Capital Corp.	1,060,873
6,463	Procter & Gamble Co.	772,781
16,977	Progressive Corp.	1,360,027
28,827	Public Service Enterprise Group, Inc.	1,417,135
10,706	Republic Services, Inc.	878,427
2,143	ResMed, Inc.	411,456
14,616	Ross Stores, Inc.	1,245,868
3,545	Royal Gold, Inc.	440,714
8,773	salesforce.com, Inc.*	1,643,446
57,659	Schneider National, Inc. - Class B	1,422,448
5,344	Stryker Corp.	962,935
7,363	Synopsys, Inc.*	1,435,785
394	Target Corp.	47,252
18,808	Teradyne, Inc.	1,589,464
13,850	Texas Instruments, Inc.	1,758,535
37,577	TJX Cos., Inc.	1,899,893
28,835	Tootsie Roll Industries, Inc.[1]	988,175
14,607	TransUnion	1,271,393
17,691	Trustmark Corp.	433,783
10,224	United States Cellular Corp.*	315,615
7,542	UnitedHealth Group, Inc.	2,224,513
820	Varian Medical Systems, Inc.* [1]	100,466
12,977	Verizon Communications, Inc.	715,422
4,865	Vertex Pharmaceuticals, Inc.*	1,412,358
15,076	Visa, Inc. - Class A1	2,912,231
35,896	Walmart, Inc.	4,299,623
2,132	WEC Energy Group, Inc.	186,870
11,106	Wells Fargo & Co.	284,314

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
34,736	Werner Enterprises, Inc.	$1,512,058
10,910	Yum China Holdings, Inc.	524,444
		165,559,800
	TOTAL COMMON STOCKS
	(Cost $260,872,997)	306,959,269
	EXCHANGE-TRADED FUND — 10.1%
1,415,368	iShares Edge MSCI Min Vol Global ETF[1]	123,957,930
	TOTAL EXCHANGE-TRADED FUND
	(Cost $117,002,425)	123,957,930
	OPEN-END MUTUAL FUNDS — 41.1%
4,103,478	Baillie Gifford Emerging Markets Equities Fund - Class K	81,207,833
3,875,856	GMO Emerging Markets Fund - Class VI	116,198,146
12,807,201	GMO Quality Fund - Class VI5	307,885,121
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $457,019,496)	505,291,100
	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
1,239	Porsche Automobil Holding S.E.	71,761
	TOTAL PREFERRED STOCK
	(Cost $56,592)	71,761
	PRIVATE FUND — 11.8%
	RIEF Strategic Partners Fund LLC*	144,714,707
	TOTAL PRIVATE FUND
	(Cost $154,000,000)	144,714,707
	SHORT-TERM INVESTMENTS — 15.4%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 0.7%
	Collateral Investments	8,632,360

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS — 14.7%
180,793,660	JPMorgan Prime Money Market Fund - Institutional Shares, 0.40%[6]	$180,956,374
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $189,468,063)	189,588,734
	TOTAL INVESTMENTS — 103.4%
	(Cost $1,178,419,573)	1,270,583,501
	Liabilities in excess of other assets — (3.4)%	(41,211,593)
	TOTAL NET ASSETS — 100.0%	$1,229,371,908

*	Non-income producing security.
1	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $8,477,880.
2	Rounds to less than 0.05%.
3	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
4	Comprised of securities in separate entities or units of stapled securities that must be traded together.
5	Global equity fund.
6	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 69.1%
	ALABAMA — 1.1%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 08/3/20201 2	$499,990
120,000	Birmingham Airport Authority, BAM, 4.00%, 07/1/2039, Call 07/1/2030	136,397
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,077,665
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	556,470
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	930,031
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,927,395
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,708,395
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,102,260
1,710,000	0.97% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,670,738
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[4]	511,917
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,429,416
		16,550,674
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 08/3/2020	1,202,328
	ARIZONA — 2.2%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,525,440
500,000	5.00%, 02/1/2043, Call 02/1/2023	535,480
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,089,300
	Arizona Industrial Development Authority
1,180,000	4.00%, 03/1/2027[4]	1,196,390
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	555,149
2,000,000	Arizona State University, 5.00%, 07/1/2042, Call 07/1/2026	2,387,200
230,000	Cahava Springs Revitalization District, 0.00%, 07/1/2041, Call 07/1/20274 5	177,100
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	317,788
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,584,720
	City of Phoenix Civic Improvement Corp.
2,000,000	5.00%, 07/1/2038, Call 07/1/2028	2,516,800
1,000,000	4.00%, 07/1/2045, Call 07/1/2029	1,039,970
1,500,000	County of Pima, 4.00%, 07/1/2023	1,661,970
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	672,878
	Industrial Development Authority of the City of Phoenix
375,000	7.00%, 07/1/2022	375,000
645,000	5.00%, 10/1/2036, Call 10/1/2026	716,827

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,000,000	5.00%, 06/1/2042, Call 06/1/2022	$1,039,580
	Industrial Development Authority of the County of Pima
285,000	7.00%, 01/1/2022	288,414
500,000	6.75%, 03/1/2034, Call 03/1/2024	516,090
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	343,754
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,002,800
	Maricopa County Industrial Development Authority
500,000	2.88%, 07/1/2021[4]	499,340
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	127,658
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,383,300
645,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	684,519
5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	5,850,500
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,547,974
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	884,570
		33,520,511
	ARKANSAS — 0.1%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	2,246,243
	CALIFORNIA — 6.2%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	697,830
1,000,000	Bay Area Toll Authority, 1.38% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	981,380
	California Community Housing Agency
1,000,000	5.00%, 08/1/2049, Call 08/1/2029[4]	1,073,910
545,000	5.00%, 02/1/2050, Call 02/1/2030[4]	587,101
	California County Tobacco Securitization Agency
955,000	5.13%, 06/1/2038, Call 08/3/2020	955,745
95,000	4.00%, 06/1/2049, Call 06/1/2030	104,032
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	179,640
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,592,350
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,776,400
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/20224 5	202,048
500,000	7.00%, 06/1/2034, Call 06/1/2022	542,340
500,000	5.75%, 10/1/2034, Call 10/1/2021	509,895
905,000	5.00%, 10/1/2035, Call 10/1/2022	932,838

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 02/1/2037, Call 02/1/2027	$1,151,200
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	51,404
850,000	5.00%, 06/1/2046, Call 06/1/2026	926,500
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,067,040
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20222 4	1,037,900
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	773,409
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,308,663
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,094,320
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	519,690
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	376,513
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,139,200
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	953,530
435,000	5.25%, 12/1/2043, Call 06/1/2028[4]	473,606
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,153,691
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,073,230
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	702,246
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	221,772
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	551,830
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,045,240
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,839,720
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,167,940
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	337,107
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,195,490
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	733,929
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,334,020
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,108,130
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,060,740
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,494,700
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,077,640
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,119,010
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,056,030
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,809,260

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	$530,505
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	454,137
	National City Community Development Commission
500,000	5.75%, 08/1/2021	529,655
500,000	7.00%, 08/1/2032, Call 08/1/2021	535,860
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	252,036
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,963,900
1,845,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,209,572
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,120,830
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,341,860
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	795,796
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,228,050
1,850,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,893,530
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,154,620
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	3,056,250
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,848,675
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,359,040
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,036,540
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,317,371
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	310,869
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	536,430
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,135,718
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	559,065
500,000	6.25%, 07/1/2024	560,340
450,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	474,629
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,093,050
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	703,679
1,390,000	5.00%, 11/1/2033	1,794,851

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,500,000	State of California, 5.00%, 04/1/2028	$1,972,890
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,071,140
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	106,265
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,046,490
		95,083,852
	COLORADO — 3.0%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	495,320
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	609,829
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,059,115
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	666,188
500,000	5.00%, 12/1/2043, Call 12/1/2023	511,890
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,421,140
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	559,615
550,000	4.75%, 04/1/2030, Call 04/1/2022	566,390
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,026,270
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	472,912
600,000	6.25%, 11/1/2040, Call 11/1/2020	611,784
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	111,842
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,238,960
500,000	4.00%, 10/1/2039, Call 10/1/2024	527,825
500,000	5.13%, 12/1/2039, Call 08/3/2020	500,170
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,155,330
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	578,650
500,000	5.00%, 06/1/2036, Call 06/1/2027	644,080
500,000	8.00%, 08/1/2043, Call 02/1/2024	528,630
1,295,000	5.00%, 08/1/2044, Call 08/1/2029	1,522,428
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,210,860
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,146,920
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	535,980
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	456,690
	Denver Convention Center Hotel Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	5.00%, 12/1/2034, Call 12/1/2026	$529,530
550,000	5.00%, 12/1/2040, Call 12/1/2026	579,915
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,580,911
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	252,345
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	517,420
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	204,640
480,000	0.00%, 09/1/2030	403,392
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,442,360
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,039,977
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	782,708
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,171,646
3,952	Mount Carbon Metropolitan District, 7.00%, 06/1/2043[5]	3,951
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,161,540
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,036,290
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,117,519
1,000,000	Public Authority for Colorado Energy, 6.50%, 11/15/2038	1,505,150
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	512,350
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 08/3/2020	1,001,710
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,739,920
289,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	286,598
500,000	State of Colorado, 4.00%, 12/15/2039, Call 12/15/2030	601,560
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	144,815
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	594,240
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,220,420
		46,589,725
	CONNECTICUT — 0.3%
1,685,000	City of Bridgeport , 5.00%, 06/1/2029	2,047,039
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 08/3/2020[2]	458,525
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	478,815
600,000	5.00%, 06/1/2034, Call 06/1/2030	763,578

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	$104,851
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,059,780
		4,912,588
	DELAWARE — 0.2%
	Delaware State Economic Development Authority
1,000,000	6.75%, 09/1/2035, Call 03/1/2025[4]	1,066,350
900,000	5.00%, 08/1/2049, Call 08/1/2029	979,614
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,691,220
		3,737,184
	DISTRICT OF COLUMBIA — 1.3%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,106,550
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,793,355
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,492,340
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,248,110
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,680,755
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,159,849
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	728,360
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	836,025
615,000	6.50%, 10/1/2041, Call 10/1/2026	759,679
3,130,000	4.00%, 10/1/2049, Call 10/1/2029	3,378,522
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,162,160
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,103,650
		19,449,355
	FLORIDA — 4.9%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,473,373
900,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	951,174
845,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	864,021
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	109,413
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 08/3/2020	1,348,866
	Capital Trust Agency, Inc.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	4.38%, 06/15/2027[4]	$510,255
760,000	5.35%, 07/1/2029, Call 08/3/2020	762,721
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	102,866
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	522,460
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	564,889
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,708,475
450,000	City of Orlando FL Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	531,220
	City of Tampa
1,000,000	5.00%, 05/1/2037, Call 05/1/2028	1,257,250
520,000	4.00%, 07/1/2045, Call 07/1/2030	575,099
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	527,405
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,139,360
1,000,000	County of Broward Port Facilities Revenue, 4.00%, 09/1/2039, Call 09/1/2029[2]	1,080,100
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,818,049
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,821,240
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,125,400
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,117,160
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,722,173
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,714,810
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	174,144
30,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	30,101
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	785,797
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,135,480
500,000	8.50%, 06/15/2044, Call 06/15/2023	562,880
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	879,112
5,000,000	6.50%, 01/1/2049, Call 08/3/2020[1] 2 4	4,418,350
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	479,620
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,064,320
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	522,405
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,007,400
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,923,658

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Princiial Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	$1,211,590
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,379,080
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,306,780
	Lake Ashton Community Development District
105,000	5.00%, 05/1/2025	110,935
405,000	5.00%, 05/1/2037, Call 05/1/2025	417,794
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,760,978
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	100,161
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,106,940
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,049,530
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,365,520
880,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	921,835
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	95,806
385,000	5.00%, 05/1/2034, Call 05/1/2023	384,592
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 08/3/2020	1,501,755
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,088,970
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	677,678
320,000	5.25%, 09/15/2044, Call 09/15/2024	341,830
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	114,322
	Palm Beach County Health Facilities Authority
430,000	6.75%, 06/1/2024, Call 06/1/2022	460,939
850,000	5.00%, 12/1/2031, Call 12/1/2024	1,019,660
500,000	5.00%, 11/1/2043, Call 11/1/2022	523,470
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	780,727
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	822,616
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,819,830
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,195,190
	South Miami Health Facilities Authority
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,048,770
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,910,205
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	110,461
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,291,980

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	$154,678
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	509,702
		75,915,370
	GEORGIA — 1.3%
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,518,015
500,000	2.25%, 10/1/2032[1]	510,740
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,085,410
1,000,000	3.00%, 11/1/2045[1]	1,037,910
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	571,105
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,023,020
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 08/3/2020	130,276
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,265,407
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	508,205
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,747,947
665,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2038, Call 07/1/2028	794,841
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	5,042,350
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,846,550
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/2/2020	610,026
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,644,850
		20,336,652
	GUAM — 0.1%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	546,180
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,102,460
		1,648,640
	HAWAII — 0.3%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	531,300
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,474,100
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,178,800
		5,184,200
	IDAHO — 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	324,435

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO (Continued)
$1,040,000	5.00%, 12/1/2047, Call 12/1/2027	$1,237,611
	Idaho Housing & Finance Association
250,000	6.00%, 06/1/2038, Call 08/3/2020	250,440
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	429,004
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	474,382
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	643,761
		3,359,633
	ILLINOIS — 7.1%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,024,450
1,000,000	0.00%, 12/1/2022	942,020
100,000	5.75%, 04/1/2034, Call 04/1/2027	113,119
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,155,900
180,000	5.00%, 04/1/2037, Call 04/1/2027	192,101
500,000	5.00%, 04/1/2038, Call 04/1/2028	536,515
500,000	5.25%, 12/1/2039, Call 12/1/2024	519,255
575,000	5.00%, 12/1/2042, Call 12/1/2022	583,453
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,243,923
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,241,372
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	578,460
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,778,325
680,000	Chicago Park District, 5.00%, 11/15/2024	770,318
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	496,166
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,736,925
	City of Chicago
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	1,006,130
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,006,380
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,071,480
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,690,709
500,000	5.50%, 01/1/2040, Call 01/1/2025	531,645
900,000	5.00%, 01/1/2041, Call 01/1/2022	962,577
1,000,000	City of Chicago , 5.00%, 01/1/2027	1,088,920
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,009,730
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 01/1/2022	2,058,314
665,000	5.00%, 01/1/2034, Call 01/1/2025	742,645
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,267,990
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,126,950

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	County of Cook
$1,000,000	5.25%, 11/15/2022, Call 11/15/2020	$1,011,130
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,015,700
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,502,280
1,200,000	County of Cook Sales Tax Revenue, 5.00%, 11/15/2033, Call 11/15/2027	1,409,556
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,204,340
570,000	3.90%, 11/1/2036, Call 11/1/2027	617,099
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	786,135
235,000	5.00%, 08/15/2026, Call 08/15/2020	236,309
465,000	5.00%, 08/15/2026, Call 08/15/2020	467,074
425,000	5.00%, 08/1/2027	481,925
500,000	5.00%, 08/1/2028, Call 08/1/2027	564,950
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,531,363
600,000	5.75%, 10/1/2032, Call 10/1/2022	625,656
670,000	5.00%, 03/1/2033, Call 03/1/2027	781,635
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,182,430
315,000	5.00%, 02/15/2034, Call 02/15/2027	379,818
500,000	5.00%, 03/1/2034, Call 03/1/2027	579,895
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,281,760
1,500,000	5.00%, 08/15/2035, Call 08/15/2030	1,905,765
225,000	5.00%, 02/15/2037, Call 08/15/2027	229,988
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	2,010,931
550,000	5.00%, 09/1/2042, Call 09/1/2024	612,656
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,132,842
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,108,610
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,212,600
25,000	4.00%, 06/1/2047, Call 06/1/2022	26,709
630,000	4.00%, 06/1/2047, Call 06/1/2022	648,982
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,051,300
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,036,360
	Illinois Sports Facilities Authority
485,000	5.00%, 06/15/2021	494,176
1,000,000	5.25%, 06/15/2032, Call 06/15/2024	1,091,690
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,152,510
	Metropolitan Pier & Exposition Authority
2,355,000	5.00%, 06/15/2050, Call 12/15/2029	2,515,846
530,000	5.00%, 06/15/2057, Call 12/15/2027	557,576
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	742,020

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$3,300,000	0.00%, 12/15/2030	$2,288,649
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,642,816
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,193,779
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	518,360
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	811,613
3,000,000	5.00%, 06/1/2024	3,408,630
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,109,710
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,325,780
500,000	4.00%, 01/1/2038, Call 01/1/2030	535,420
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,218,170
	State of Illinois
1,000,000	5.00%, 11/1/2021	1,029,960
750,000	5.38%, 05/1/2023	797,603
1,000,000	5.00%, 02/1/2025	1,075,960
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,590,420
1,000,000	5.00%, 11/1/2026	1,090,640
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,050,020
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,838,320
500,000	5.00%, 03/1/2037, Call 03/1/2022	508,105
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,003,760
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,550,535
105,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	106,880
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,097,000
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,668,180
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	618,044
1,500,000	Village of Brookfield, 0.14%, 06/1/2038, Call 07/2/2020[1]	1,500,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,275,250
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,075,270
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	421,751

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$250,000	0.00%, 01/1/2032	$184,178
830,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	770,398
		108,970,589
	INDIANA — 1.2%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,275,218
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	905,490
	Indiana Finance Authority
710,000	6.00%, 12/1/2026, Call 08/3/2020	666,569
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,601,140
1,000,000	3.00%, 11/1/2030	1,029,030
1,000,000	3.00%, 11/1/2030	1,029,030
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,372,540
1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	1,597,803
1,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/1/2049, Call 02/1/2029	1,234,740
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,290,456
1,300,000	Purdue University, 0.09%, 07/1/2032, Call 07/2/2020[1]	1,300,000
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	527,180
		18,829,196
	IOWA — 0.4%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,044,350
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,550,769
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	516,205
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 08/3/2020	811,632
410,000	5.38%, 06/1/2038, Call 08/3/2020	415,962
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	604,025
		5,942,943
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	214,988
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,160,764
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,429,393
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	880,278
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,866,006
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,193,438

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	$1,754,895
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,187,840
		11,687,602
	LOUISIANA — 1.1%
1,170,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,208,434
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	507,740
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,800,765
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	506,715
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,397,475
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,140,010
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,055,900
500,000	8.13%, 12/15/2033, Call 12/15/2023	532,620
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,125,900
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	925,029
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,539,972
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	604,780
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,708,290
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,525,797
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,142,320
		16,721,747
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,208,210
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,861,255
700,000	5.00%, 07/1/2035, Call 07/1/2027	806,736
315,000	5.00%, 07/1/2040	315,000
105,000	5.00%, 07/1/2040	105,000
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,911,600
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/3/2020[2]	500,035
		6,707,836
	MARYLAND — 1.6%
	City of Baltimore

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$2,500,000	5.00%, 07/1/2036, Call 01/1/2027	$3,002,250
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,381,785
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	920,150
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,510,042
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,738,800
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[4]	4,784,485
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,063,230
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,939,760
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,104,800
160,000	4.00%, 07/1/2040, Call 07/1/2030	178,539
500,000	5.00%, 07/1/2045, Call 07/1/2025	544,905
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,423,240
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,288,300
1,000,000	5.00%, 05/1/2047, Call 05/1/2028	1,184,670
		25,064,956
	MASSACHUSETTS — 1.0%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	121,723
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,774,905
	Massachusetts Development Finance Agency
600,000	5.00%, 07/1/2034, Call 07/1/2027	682,794
2,000,000	5.00%, 07/1/2038[1]	2,315,120
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,049,670
150,000	4.00%, 06/1/2049, Call 06/1/2029	155,187
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,524,330
300,000	5.50%, 01/1/2022, Call 07/13/2020	300,357
115,000	6.00%, 01/1/2028, Call 07/13/2020	115,124
1,000,000	5.00%, 07/1/2028[2]	1,188,360
1,000,000	5.00%, 07/1/2029[2]	1,199,110
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	209,570
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,543,600
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,211,400
		15,391,250
	MICHIGAN — 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	559,855

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
	Grand Rapids Public Schools, AGM
$1,170,000	5.00%, 05/1/2022	$1,266,712
685,000	5.00%, 05/1/2024	801,142
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,198,190
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	281,762
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 08/3/2020	252,115
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,674,405
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,261,462
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,812,618
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,883,675
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,171,950
500,000	5.00%, 07/1/2035, Call 07/1/2025	583,085
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,062,090
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,163,380
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,777,250
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,032,481
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,647,562
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,130,330
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,591,270
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,094,620
925,000	Michigan State Housing Development Authority, 2.00% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 3	924,852
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	253,298
500,000	Summit Academy, 6.38%, 11/1/2035, Call 08/3/2020	500,245
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,307,980
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,771,380
		36,003,709
	MINNESOTA — 0.6%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	268,123
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	72,810
3,700,000	City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 0.12%, 08/15/2037, Call 07/2/2020[1]	3,700,000
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,687,509
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,238,710
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,591,742

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$415,000	5.50%, 09/1/2043, Call 09/1/2020	$420,117
490,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	516,102
		9,495,113
	MISSISSIPPI — 0.0%[6]
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	511,075
	MISSOURI — 1.0%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	771,240
685,000	5.00%, 01/1/2032, Call 01/1/2028	869,669
350,000	5.00%, 01/1/2034, Call 01/1/2028	439,520
225,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 08/3/2020	225,506
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	728,678
445,000	5.00%, 10/1/2047, Call 10/1/2027	500,269
	Health & Educational Facilities Authority of the State of Missouri
685,000	4.00%, 02/15/2039, Call 02/15/2029	782,784
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,171,010
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,178,190
350,000	4.00%, 11/15/2049, Call 11/15/2027	383,604
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,182,674
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,224,010
3,000,000	5.00%, 03/1/2046, Call 03/1/2029[2]	3,545,550
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,672,692
		14,675,396
	MONTANA — 0.1%
1,170,000	Montana Facility Finance Authority, 5.00%, 07/1/2031, Call 07/1/2028	1,422,790
	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,006,700
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,675,600
250,000	5.25%, 09/1/2037, Call 09/1/2022	268,883
		4,951,183
	NEVADA — 1.2%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	273,737
	Clark County School District, AGM
800,000	5.00%, 06/15/2031, Call 06/15/2030	1,055,128

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$175,000	4.00%, 06/15/2038, Call 06/15/2030	$203,866
	County of Clark
2,520,000	5.00%, 6/1/2043, Call 6/1/2028	3,067,420
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,187,779
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,067,450
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,139,850
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,329,661
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,350,300
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	604,341
		18,279,532
	NEW HAMPSHIRE — 0.4%
497,279	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	533,914
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,258,580
215,000	5.00%, 08/1/2037, Call 02/1/2028	253,279
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,579,360
		6,625,133
	NEW JERSEY — 2.6%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	4,977,080
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	608,706
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,600,980
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,022,640
1,450,000	3.13%, 07/1/2029, Call 07/1/2027	1,445,752
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,002,460
100,000	5.00%, 07/15/2032, Call 07/15/2027	111,673
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,110,590
500,000	5.00%, 07/1/2033, Call 07/1/2027	555,515
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	292,093
880,000	5.00%, 06/15/2036, Call 12/15/2026	962,104
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	363,661
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,093,640
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 08/3/2020	501,540
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,269,799
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.00%, 12/1/2025[2]	1,150,110

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	5.00%, 12/1/2027	$1,228,180
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	591,795
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	901,726
1,195,000	4.00%, 12/1/2048, Call 06/1/2028[2]	1,230,539
4,365,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,757,850
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,241,964
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,076,310
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,234,540
805,000	5.00%, 06/15/2044, Call 06/15/2024	844,300
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,150,100
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,936,218
2,000,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 12/1/2021[2]	2,098,880
		39,360,745
	NEW MEXICO — 0.2%
780,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 08/3/2020[2]	780,265
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	824,410
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,019,857
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 08/3/2020[4]	1,048,850
		3,673,382
	NEW YORK — 4.8%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	454,037
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,293,340
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,436,080
2,000,000	County of Suffolk, 5.00%, 03/19/2021	2,046,760
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,005,090
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,044,830
	Metropolitan Transportation Authority
1,240,000	5.00%, 05/15/2022	1,295,279
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,282,120
225,000	Monroe County Industrial Development Corp., 5.00%, 01/1/2040, Call 01/1/2026	205,616
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	713,954
515,000	Nassau Health Care Corp., County Guarantee, 0.12%, 08/1/2029, Call 07/2/2020[1]	515,000

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 08/3/2020	$1,500,150
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 08/3/2020	1,002,000
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,476,220
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,154,510
1,000,000	4.00%, 11/1/2042, Call 05/1/2029	1,144,550
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,887,045
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,466,550
2,025,000	5.00%, 06/15/2048, Call 12/15/2027	2,488,219
830,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	885,726
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,351,920
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,075,840
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,038,050
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,627,215
	New York State Dormitory Authority
1,250,000	5.00%, 10/1/2033, Call 10/1/2028	1,568,787
1,485,000	4.00%, 07/1/2034, Call 07/1/2030	1,576,803
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,872,500
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,070,060
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,299,920
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,148,520
1,000,000	5.00%, 05/1/2048, Call 11/1/2023[1]	1,125,380
1,500,000	New York State Environmental Facilities Corp., 4.00%, 06/15/2049, Call 06/15/2029	1,752,210
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[2]	1,084,800
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,143,840
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	255,278
500,000	5.00%, 07/1/2045, Call 07/1/2025	538,655
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	594,708
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,240,320
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,271,076
265,000	6.00%, 12/1/2042, Call 12/1/2020	267,123
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,738,740

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$2,905,000	5.00%, 11/15/2049, Call 11/15/2030	$3,645,717
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	986,897
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	815,453
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	297,122
		73,684,010
	NORTH CAROLINA — 0.2%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,148,920
500,000	University of North Carolina at Chapel Hill, 0.10%, 12/1/2025, Call 08/3/2020[1]	500,000
		2,648,920
	NORTH DAKOTA — 0.2%
800,000	County of Burleigh, 4.38%, 04/15/2026	809,960
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,110,660
		2,920,620
	OHIO — 1.5%
	Buckeye Tobacco Settlement Financing Authority
990,000	4.00%, 06/1/2048, Call 06/1/2030	1,071,685
2,000,000	5.00%, 06/1/2055, Call 06/1/2030	2,109,280
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	957,570
830,000	City of Akron, 5.00%, 12/1/2026	946,881
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	428,440
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	808,882
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,393,740
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	521,040
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,821,653
2,000,000	Ohio State University, 0.10%, 06/1/2035, Call 08/3/2020[1]	2,000,000
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,238,721
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,852,650
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	750,000
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,053,060
2,395,000	State of Ohio, 4.00%, 01/15/2039, Call 01/15/2030	2,682,711
		23,636,313
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,102,084

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	$1,218,950
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,209,728
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,183,490
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,162,640
		6,876,892
	OREGON — 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,103,080
765,000	5.00%, 10/1/2046, Call 10/1/2026	870,478
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	514,449
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,203,510
		3,691,517
	PENNSYLVANIA — 3.2%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	318,216
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	99,055
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	471,267
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	106,974
780,000	5.38%, 10/15/2042, Call 10/15/2022	798,190
	City of Philadelphia Airport Revenue
1,000,000	5.00%, 06/15/2027, Call 06/15/2021[2]	1,035,300
1,000,000	5.25%, 06/15/2028, Call 08/3/2020[2]	1,007,530
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,223,111
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,228,270
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,216,320
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,586,374
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	447,272
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,295,110
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	291,018
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,051,540
2,000,000	Manheim Township School District, 0.54% (1-Month USD Libor+ 42 basis points), 11/1/2021[3]	1,986,060

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Montgomery County Higher Education & Health Authority
$365,000	4.00%, 09/1/2036, Call 09/1/2029	$403,405
650,000	5.00%, 09/1/2037, Call 09/1/2028	779,467
	Montgomery County Industrial Development Authority
290,000	5.00%, 08/1/2024, Call 08/1/2020	291,125
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,156,287
400,000	5.00%, 11/15/2029, Call 05/15/2022	419,940
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,763,385
1,580,000	North Pocono School District, AGM SAW, 4.00%, 09/15/2028	1,862,299
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025	203,797
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	312,378
300,000	10.00%, 12/1/2040, Call 06/1/20302 4	312,171
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,100,830
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,254,990
600,000	5.80%, 07/1/2030	600,000
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,137,820
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,339,580
500,000	5.00%, 12/1/2041, Call 06/1/2026	572,020
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,380,000
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,164,730
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	977,293
500,000	8.00%, 01/1/2033, Call 01/1/2023	545,715
500,000	6.88%, 06/15/2033, Call 06/15/2023	541,825
850,000	4.00%, 11/1/2037, Call 11/1/2029	932,883
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,027,310
3,500,000	0.82%, 09/1/2050, Call 08/3/2020[1]	3,500,000
440,000	Quakertown General Authority, 4.00%, 07/1/2022	427,918
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,178,700
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	984,250
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,604,746
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,305,917
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	293,892

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	$605,615
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	551,060
		49,692,955
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,572,075
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,678,338
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,174,500
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,039,990
		3,892,828
	SOUTH CAROLINA — 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,121,000
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,289,240
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,747,750
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	420,105
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,186,890
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,062,330
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,368,080
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	815,235
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,157,587
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,457,170
		16,625,387
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	654,301
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,392,536
		2,046,837
	TENNESSEE — 0.6%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	521,540
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,236,653

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Johnson City Health & Educational Facilities Board
$500,000	6.50%, 07/1/2038	$500,000
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,098,520
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/20244 5	295,081
45,000	6.00%, 05/1/2034, Call 11/1/20244 5	36,594
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,199,640
1,000,000	5.63%, 09/1/2026	1,203,260
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,076,880
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,699,950
		9,868,118
	TEXAS — 6.6%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	86,267
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	321,318
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	515,885
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,240,400
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,311,700
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,171,800
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,487,960
1,000,000	5.00%, 11/15/2048, Call 11/15/2029[2]	1,203,550
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,209,830
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,844,145
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	276,760
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,172,550
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	758,963
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	508,790
1,450,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,459,918
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	945,022
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	525,265
100,000	4.40%, 12/1/2047, Call 12/1/2022	100,938
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,535,280
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,473,150
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,120,960

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	$1,181,030
315,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	347,473
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,242,205
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,730,260
	Harris County Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 11/15/2022	1,107,160
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,543,150
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,359,794
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	539,567
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	525,270
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	540,294
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	894,470
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,062,592
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	431,160
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,620,495
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,489,564
830,000 NN	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	846,675
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,236,018
810,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 07/23/2020[1]	810,373
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,140,790
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* [5]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,041,920
290,000	5.50%, 08/1/2027	354,470
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,058,402
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	1,019,190
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,448,700
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,993,700
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,081,360
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,187,840
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,715,642

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	$1,635,520
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	656,848
2,145,000	6.25%, 12/15/2026	2,494,721
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	535,255
500,000	5.00%, 12/15/2031, Call 12/15/2022	531,505
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 08/3/2020	1,005,940
500,000	4.00%, 12/31/2037, Call 12/31/2029	551,405
1,345,000	7.00%, 06/30/2040, Call 08/3/2020	1,352,438
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,169,207
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,804,400
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	474,019
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,767,690
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,452,560
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,885,854
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,260,650
	Town of Westlake
375,000	5.50%, 09/1/2025	376,995
200,000	6.13%, 09/1/2035, Call 09/1/2025	198,424
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,364,028
		100,999,974
	UTAH — 0.8%
	County of Utah
200,000	5.00%, 05/15/2036, Call 05/15/2028	249,390
3,000,000	5.00%, 05/15/2043, Call 05/15/2021	3,089,130
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,456,992
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,199,210
	Utah Charter School Finance Authority
100,000	3.63%, 06/15/2021[4]	100,638
1,200,000	4.50%, 07/15/2027[4]	1,221,996
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	536,530
4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	4,033,880
		11,887,766

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VERMONT — 0.1%
$500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	$514,515
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,486,058
		2,000,573
	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* [5]	429,000
	Chesapeake Bay Bridge & Tunnel District
2,000,000	5.00%, 11/1/2023	2,160,000
1,000,000	5.00%, 07/1/2046, Call 07/1/2026	1,086,580
1,420,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 08/3/20202 4	1,424,700
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,582,960
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,255,850
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038[1]	5,000
245,000	5.00%, 07/1/2038	245,000
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,295,700
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,894,650
	Virginia Small Business Financing Authority
500,000	6.00%, 01/1/2037, Call 07/1/2022[2]	531,000
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	136,197
2,000,000	5.00%, 07/1/2049, Call 01/1/2022[2]	2,056,360
2,250,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,488,635
		18,591,632
	WASHINGTON — 2.8%
1,000,000	City of Seattle WA Municipal Light & Power Revenue, 4.00%, 09/1/2040, Call 09/1/2024	1,099,320
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,367,180
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,771,630
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,751,325
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,589,420
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	728,004
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,026,380
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,622,272
	King County School District No. 406 Tukwila, School Bond Gty

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$2,190,000	4.00%, 12/1/2030, Call 06/1/2026	$2,539,239
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,794,468
155,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	191,650
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[2]	1,774,140
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,245,280
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,783,074
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,198,070
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,047,394
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,143,519
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,875,270
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/20/2020	194,912
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	537,590
190,000	5.00%, 10/1/2032, Call 10/1/2028	239,134
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,197,200
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,052,542
500,000	5.00%, 08/1/2038, Call 08/1/2029	596,280
2,500,000	1.22% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,499,425
525,000	Washington Higher Education Facilities Authority, 4.00%, 05/1/2045, Call 05/1/2030	578,576
	Washington State Convention Center Public Facilities District
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,109,840
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,370,475
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,207,610
		43,131,219
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,032,420
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,262,930
		2,295,350
	WISCONSIN — 1.0%
	Public Finance Authority
775,000	5.00%, 07/1/2022[2]	794,786
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,059,620
500,000	5.75%, 02/1/2035, Call 02/1/2025	507,195
880,000	5.00%, 06/15/2037, Call 06/15/2024[4]	894,793
535,000	5.00%, 07/1/2037, Call 07/1/2024	572,065
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	879,800

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	$510,040
500,000	5.75%, 04/1/2042, Call 04/1/2022	509,005
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,022,650
165,000	6.00%, 07/15/2042, Call 07/15/2022	172,321
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	464,319
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,019,370
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	299,253
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	123,077
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	171
7,085	0.00%, 01/1/20474 5	162
7,034	0.00%, 01/1/20484 5	159
6,984	0.00%, 01/1/20494 5	154
6,882	0.00%, 01/1/20504 5	146
7,540	0.00%, 01/1/20514 5	156
7,490	0.00%, 01/1/20524 5	149
7,388	0.00%, 01/1/20534 5	144
7,338	0.00%, 01/1/20544 5	139
7,237	0.00%, 01/1/20554 5	134
7,135	0.00%, 01/1/20564 5	129
7,085	0.00%, 01/1/20574 5	125
6,984	0.00%, 01/1/20584 5	120
6,933	0.00%, 01/1/20594 5	117
6,882	0.00%, 01/1/20604 5	112
6,781	0.00%, 01/1/20614 5	107
6,730	0.00%, 01/1/20624 5	103
6,629	0.00%, 01/1/20634 5	99
6,579	0.00%, 01/1/20644 5	96
6,528	0.00%, 01/1/20654 5	92
6,427	0.00%, 01/1/20664 5	86
83,706	0.00%, 01/1/20674 5	1,039
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,504,530
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,143,410
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,620,580
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	402,464
		15,503,017
	TOTAL MUNICIPAL BONDS
	(Cost $1,016,827,984)	1,065,617,135

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	COMMON STOCK — 0.1%
32,171	Energy Harbor Corp.*	$1,045,558
	TOTAL COMMON STOCK
	(Cost $965,130)	1,045,558

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.5%
8,184	BlackRock Long-Term Municipal Advantage Trust	$96,980
53,753	BlackRock MuniVest Fund, Inc.	451,525
31,817	BlackRock MuniYield Quality Fund, Inc.	479,164
72,299	BNY Mellon Municipal Income, Inc.	601,528
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	922,600
30,359	BNY Mellon Strategic Municipals, Inc.	235,586
23,539	DTF Tax-Free Income, Inc.	334,725
87,593	DWS Municipal Income Trust	946,004
17,462	Invesco Advantage Municipal Income Trust II	182,652
17,008	Invesco Municipal Opportunity Trust	201,715
23,118	Invesco Municipal Trust	271,868
11,819	Invesco Trust for Investment Grade Municipals	142,301
8,572	Neuberger Berman Municipal Fund, Inc.	118,979
37,184	Pioneer Municipal High Income Advantage Trust	390,804
123,034	Pioneer Municipal High Income Trust	1,389,054
108,960	Western Asset Managed Municipals Fund, Inc.	1,308,610
8,866	Western Asset Municipal Partners Fund, Inc.	125,454
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	8,199,549
	OPEN-END MUTUAL FUND — 14.9%
15,802,468	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	230,716,033
	TOTAL OPEN-END MUTUAL FUND
	(Cost $222,099,418)	230,716,033
	PRIVATE FUNDS — 13.0%
	MacKay Municipal Credit Opportunities Fund, LP*	35,975,002
	MacKay Municipal Opportunities Fund, LP*	163,888,760
	TOTAL PRIVATE FUNDS
	(Cost $175,000,000)	199,863,762
	SHORT-TERM INVESTMENT — 2.1%
31,938,018	JPMorgan Prime Money Market Fund - Institutional Shares, 0.40%[7]	31,966,762
	TOTAL SHORT-TERM INVESTMENT
	(Cost $31,938,783)	31,966,762

Number of Shares		Value
	TOTAL INVESTMENTS — 99.7%
	(Cost $1,455,970,195)	1,537,408,799
	Other assets less liabilities — 0.3%	5,263,455
	TOTAL NET ASSETS — 100.0%	$1,542,672,254

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	Floating rate security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
AGM-CR — Assured Guaranty Municipal Custodial Receipts
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual Assurance Company
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
LP — Limited Partnership
NATL — National Public Finance Guarantee Corporation
NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance
OBLG — Obligation
PSF — Permanent School Fund Guaranteed
SAW — State Aid Withholding
SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Schedule of Investments.

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 53.9%
	ALTERNATIVE DIVERSIFIERS — 4.2%
2,736,033	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$28,646,266
855,877	GMO SGM Major Markets Fund - Class VI	27,507,876
		56,154,142
	CORE/ALTERNATIVE DIVERSIFIERS — 49.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	359,432,077
1,041,050	GMO Global Asset Allocation Fund - Class III	32,376,665
14,460,169	JPMorgan Global Allocation Fund - Class R6	267,657,731
		659,466,473
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $732,710,640)	715,620,615
	EXCHANGE-TRADED FUND — 10.0%
	REAL ASSET — 10.0%
7,858,569	iShares Gold Trust*	133,517,087
	TOTAL EXCHANGE-TRADED FUND
	(Cost $119,999,514)	133,517,087
	PRIVATE FUNDS — 21.9%
	ALTERNATIVE DIVERSIFIERS — 10.9%
	Elliott Associates, LP - Class C*	3,578,674
	Millennium International, Ltd. - Class GG*	27,572,527
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	114,267,579
		145,418,780
	CORE DIVERSIFIERS — 11.0%
	All Weather Portfolio Limited*	134,126,523
	D. E. Shaw Orienteer International Fund, LP*	11,340,381
		145,466,904
	TOTAL PRIVATE FUNDS
	(Cost $273,117,934)	290,885,684
	SHORT-TERM INVESTMENT — 14.2%
188,632,098	JPMorgan Prime Money Market Fund - Institutional Shares, 0.40%[2]	188,801,867
	TOTAL SHORT-TERM INVESTMENT
	(Cost $188,712,675)	188,801,867
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,314,540,763)	1,328,825,253
	Liabilities in excess of other assets — (0.0)%[3]	(459,684)
	TOTAL NET ASSETS — 100.0%	$1,328,365,569

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Rounds to less than 0.05%.

LP — Limited Partnership

See accompanying Notes to Schedule of Investments.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 97.7%
	CORE — 94.4%
6,238,729	DoubleLine Total Return Bond Fund - I Class	$66,879,173
11,119,493	MetWest Total Return Bond Fund - Plan Class[1]	120,535,310
3,653,969	PIMCO Income Fund - Institutional Class	42,020,641
5,229,060	Vanguard Total Bond Market Index Fund - Institutional Class	60,709,386
		290,144,510
	OPPORTUNISTIC — 3.3%
261,055	GMO Emerging Country Debt Fund - Class IV	6,808,309
603,475	Vanguard High-Yield Corporate Fund - Admiral Shares	3,385,494
		10,193,803
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $287,433,620)	300,338,313
	SHORT-TERM INVESTMENT — 2.3%
7,248,417	JPMorgan Prime Money Market Fund - Institutional Shares, 0.40%[2]	7,254,940
	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,247,113)	7,254,940
	TOTAL INVESTMENTS — 100.0%
	(Cost $294,680,733)	307,593,253
	Liabilities in excess of other assets — (0.0)%[3]	(78,918)
	TOTAL NET ASSETS — 100.0%	$307,514,335

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Rounds to less than 0.05%.

See accompanying Notes to Schedule of Investments.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

June 30, 2020 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

Effective March 1, 2020, the fiscal year end of the Funds has been changed from February 28 to March 31 as approved by the Board on November 7, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stocks
Australia	$-	$1,402,412	$-	$-	$1,402,412
Belgium	-	3,308,639	-	-	3,308,639
Bermuda	5,034,444	1,655,394	-	-	6,689,838
Canada	5,199,853	-	-	-	5,199,853
Cayman Islands	4,606,883	3,742,878	-	-	8,349,761
Chile	318,334	-	-	-	318,334
China	906,912	8,489,194	-	-	9,396,106
Denmark	2,318,516	3,419,609	-	-	5,738,125
France	-	6,723,987	-	-	6,723,987
Germany	-	2,014,028	-	-	2,014,028
Guernsey	2,697,045	-	-	-	2,697,045
Hong Kong	74,348	8,048,637	-	-	8,122,985
India	1,712,840	-	-	-	1,712,840
Ireland	3,580,074	-	-	-	3,580,074
Israel	1,859,528	1	-	-	1,859,529
Japan	1,555,872	24,754,663	-	-	26,310,535
Jersey	-	1,331,054	-	-	1,331,054
Netherlands	380,594	6,704,375	-	-	7,084,969
New Zealand	-	517,613	-	-	517,613
Norway	-	133,871	-	-	133,871
Philippines	127,811	-	-	-	127,811
Portugal	-	832,035	-	-	832,035
Singapore	451,065	410,626	-	-	861,691
South Korea	714,505	-	-	-	714,505
Spain	-	1,560,781	-	-	1,560,781
Sweden	-	349,282	-	-	349,282
Switzerland	3,047,064	14,291,142	-	-	17,338,206
Taiwan	10,616,739	-	-	-	10,616,739
United Kingdom	-	6,506,821	-	-	6,506,821
United States	165,559,800	-	-	-	165,559,800
Exchange-Traded Fund	123,957,930	-	-	-	123,957,930

Open-End Mutual Funds	505,291,100	-	-	-	505,291,100
Preferred Stock
Germany	-	71,761	-	-	71,761
Private Fund	-	-	-	144,714,707	144,714,707
Short-Term Investments	180,956,374	8,632,360	-	-	189,588,734
Total Investments	$1,020,967,631	$104,901,163	$-	$144,714,707	$1,270,583,501

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of June 30, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Funds- Long/Short Equity(a)	$144,714,707	N/A	Indefinite	Monthly	2	N/A
	$144,714,707	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of June 30, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	11.8%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$-	$1,065,617,135	$-	$-	$1,065,617,135
Common Stock	1,045,558	-	-	-	1,045,558

Closed-End Mutual Funds	8,199,549	-	-	-	8,199,549
Open-End Mutual Fund	230,716,033	-	-	-	230,716,033
Private Funds	-	-	-	199,863,762	199,863,762
Short-Term Investment	31,966,762	-	-	-	31,966,762
Total Investments	$271,927,902	$1,065,617,135	$-	$199,863,762	$1,537,408,799

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of June 30, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds- Fixed Income Relative-Value(a)	$199,863,762	N/A	Indefinite	Monthly -Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund's assets
	$199,863,762	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of June 30, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	10.6%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$56,154,142	$—	$—	$—	$56,154,142
Core/Alternative Diversifiers	659,466,473	—	—	—	659,466,473
Exchange-Traded Fund:
Real Asset	133,517,087	—	—	—	133,517,087
Private Funds:
Alternative Diversifiers	—	—	—	145,418,780	145,418,780
Core Diversifiers	—	—	—	145,466,904	145,466,904
Short-Term Investment	188,801,867	—	—	—	188,801,867
Total Investments	$1,037,939,569	$—	$—	$290,885,684	$1,328,825,253

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of June 30, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$114,267,579	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	31,151,201	$31,651,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

						3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	145,466,904	N/A	Indefinite	Monthly	5-10 business days	N/A
	$290,885,684	$31,651,200

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.
(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of June 30, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.6%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.1%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$290,144,510	$—	$—	$290,144,510
Opportunistic	10,193,803	—	—	10,193,803
Short-Term Investment	7,254,940	—	—	7,254,940
Total Investments	$307,593,253	$—	$—	$307,593,253

3.	FEDERAL INCOME TAXES

At June 30, 2020, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,140,634,402	$1,481,996,384	$1,306,863,662	$259,464,573

Gross unrealized appreciation	$164,398,150	$62,254,269	$41,593,789	$8,618,850
Gross unrealized depreciation	(5,389,420)	(4,112,122)	(4,192,345)	(344,831)
Net unrealized appreciation/(depreciation) on investments	$159,008,730	$58,142,147	$37,401,444	$8,274,019

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.